Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax -geographic Tax Expense Details 2
Hong Kong	$ 165	$ 0	$ 0
PRC	0	0	0
Total	$ 165	$ 0	$ 0